Related-Party and Party in Interest Transactions (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
SIMON PROPERTY GROUP AND ADOPTING ENTITIES MATCHING SAVINGS PLAN
Related-Party and Party in Interest Transactions
Common stock dividends	$ 1,632,678